Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques

The key assumptions used in the Monte Carlo simulation as of December 31, 2024 are presented in the table below:

Asset volatility (1)	85.8%
Risk-free rate (2)	3.8%
Expected term (3)	60	months
(1)	Asset volatility measures the uncertainty about the realization of expected future returns that was estimated based on the methodologies assuming default risk based on the implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFEs consistent with the expected term.
(3)	The simulation considers a total 5-year term. If there are no events occurring within 5 years, then the SAFE holders are expected to receive their principal amount.

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2024	2023
Beginning balance	$46,042	$13,340
SAFEs issued during the period	10,232	18,985
Change in fair value during the period (1)	27,864	13,717
Change in fair value upon conversion on SAFEs at Closing	(84,138)	—
Ending balance	$—	$46,042
(1)	The final measurement of fair value at Closing was calculated using the intrinsic value of the SAFEs upon the conversion to common stock.